Real Estate and Other Assets Acquired in Settlement of Loans (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of real estate acquired in settlement of loans
Balance at beginning of period	$ 19,542	$ 29,729
Additions	1,975	4,613
Proceeds from sales	(4,560)	(9,641)	(8,571)
Charge-offs against the valuation allowance for other real estate owned	(2,005)	(4,829)
Repossessed assets impairment write-downs		(189)
Net (loss) gain on sales	188	(141)
Total other real estate and repossessed assets	15,140	19,542	29,729
Less valuation allowance for other real estate owned	(3,255)
Balance at end of period	$ 11,885	$ 14,867